Income tax and social contribution	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax and social contribution

15. Income tax and social contribution

Accounting policy

The statutory income taxes rate in Brazil is 34%. Income taxes in Brazil are paid by each legal entity on a stand-alone basis and tax consolidation is not permitted. Current tax and deferred tax are recognized in profit or loss except for some transactions that are recognized directly in equity or in other comprehensive income.

a) Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

b) Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes and tax loss.

The measurement of deferred tax reflects the way the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to taxes levied by the same tax authority and the same taxable entity.

c) Tax exposure

In determining the amount of current and deferred tax, the Company considers the impact of uncertain tax positions and whether additional taxes and interest may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Company to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

d) Recoverability of deferred income tax and social contribution

In assessing the recoverability of deferred taxes, management considers the projections of future taxable income. When it is not probable that part or all the taxes will be realized, the tax asset is reversed. There is no expiration date for the use of tax loss carryforwards and negative bases, but the use of these accumulated losses of previous years is limited to 30% of annual taxable income.

a)      Reconciliation of income tax and social contribution expenses

	December 31, 2021	December 31, 2020	December 31, 2019
Profit before taxes	6,250,876	1,990,961	3,661,948
Income tax and social contribution nominal rate (34%)	(2,125,298)	(676,927)	(1,245,062)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income) (i)	1,734,883	207,940	385,097
Differences in tax rates on earnings (losses) of overseas companies	55,910	19,793	(78,026)
Granted income tax incentive	199,687	109,081	178,609
Share-based payment transactions	450	9,941	19,986
Interest on shareholders’ equity	(72,804)	(24,773)	(26,766)
Non-deductible expenses (donations, gifts, etc.)	(28,061)	(4,183)	(16,925)
Tax losses not recorded	(203,809)	(170,017)	(69,335)
ICMS benefit - extemporaneous tax credits (ii)	290,745	—	—
ICMS benefit - current period (iii)	118,107	—	—
Rate difference	5,577	—	—
Amortization of the effects on formation of joint ventures (iv)	402,571	—	—
Goodwill amortization effect	1,271	1,271	1,271
Other (v) (vi)	66,355	25,207	71,555
Income tax and social contribution - current and deferred	445,584	(502,667)	(779,596)
Effective rate	7.13%	25.25%	21.29%

(i)	The amount of R$129,792, referring to the amortization of the surplus value of Raizen, is treated as a temporary difference.
(ii)	The subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 358,898 (R$ 290,745 principal and R$ 68,152 interest), used through its offset against IRPJ, CSLL, PIS and COFINS payable due in the year , related to the overpayments of Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL”, in the years 2015, 2016 and 2019, when this benefit was not computed in the calculation of the IRPJ and CSLL due by the Company, due to the non-taxation of the benefit of the reduction in the tax base of ICMS in the State of São Paulo from (12% to15.6 % pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016. These credits were recognized by the Company based on its best understanding of the subject, substantiated by the opinion of its external legal advisors, which took into account all the jurisprudence applicable to the subject. The Company also considered all the accounting rules in force, which, after being analyzed together, did not indicate any other accounting effect to be recognized.

(iii)	After January 1, 2021, the subsidiary Comgás changed its tax procedure, excluding the benefit of the reduction in the ICMS tax base, granted by the State of São Paulo, directly from the calculation of IR and CS for the current year.
(iv)	Reversal of deferred income tax and social contribution liabilities on the amortization of fair value related to the gain recorded in the formation of Raízen
(v)	The Company reversed the deferred IRPJ and CSLL in the amount of R$284,738, on the interest on the put option in the investment transaction, which involved CIP and the banks, as a result of the settlement of the put option see Note 2.
(vi)	Considering the effects of the judgment of STF RE No. 1,063,187, dated September 24, 2021, it concluded that certain financial effects related to the equity recomposition in the event of repetition of undue taxes should not form the basis of the company's taxable income. Company and its subsidiaries the amount of R$370,564.

b)     Deferred income tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and liabilities are presented below:

	December 31, 2021	December 31, 2020
Assets credits of:
Income tax losses	2,987,069	2,574,260
Social contribution losses	1,087,742	929,432
Temporary differences
Share-based payment transactions	50,114	19,129
Allowance for expected credit losses	28,948	31,416
Profit sharing	111,931	41,080
Tax credit losses	81,918	83,833
Interest on preferred shareholders payable in subsidiaries	—	167,412
Post-employment benefits	160,082	200,461
Loss allowances for impairment	193,207	226,092
Provision for legal proceedings	374,369	288,967
Miscellaneous expense allowance	401,423	366,224
Review of useful life of property, plant and equipment	—	399,537
Leases	431,629	—
Foreign exchange - Loans and borrowings	1,667,500	1,962,892
Other (i)	300,307	242,018
	7,876,239	7,532,753
(-) Deferred taxes assets net not recognized (ii)	(2,483,035)	(2,318,998)

Liabilities credits of:
Temporary differences
Fair value option to loans	(127,318)	526,001
Fair value amortization of the property, plant and equipment	(15,976)	(2,640)
Leases	—	(25,460)
Tax deductible goodwill	(331,404)	(839,939)
Investment properties	(100,197)	—
Marketable securities	(62,593)	—
Provision for realization - Goodwill recorded in equity (iii)	(449,153)	—
Income on formation of joint ventures	(668,508)	(1,135,036)
Unrealized gains on derivatives instruments	(1,034,373)	(2,206,216)
Review of useful life of property, plant and equipment	(53,347)	—
Fair value amortization of the intangible asset	(3,551,836)	(3,603,568)
Other	235,073	282,212
	(6,159,632)	(7,004,646)
Total deferred taxes recorded, net	(766,428)	(1,790,891)
Deferred tax assets	3,051,628	1,900,241
Deferred tax liabilities	(3,818,056)	(3,691,132)

(i)	Refers mainly to tax losses and temporary differences of the Company, Rumo Malha Sul and Rumo Malha Oeste, which, under current conditions, do not meet the requirements for accounting for said income tax and social contribution assets deferred due to the lack of predictability of future generation of tax profits.
(ii)	Provision for accounting realization of tax loss recognized in the capital contribution in a subsidiary.

c)      Changes in deferred income tax

Assets	Tax loss and negative basis	Employee benefits	Provisions	Post-employment benefits	Property, plant and equipment	Unregistered credits	Other	Total
At January 1, 2020	2,915,329	73,866	963,637	214,496	408,581	(2,198,164)	1,177,857	3,555,602
Credited / (charged) to the profit for the year	587,315	(13,657)	(1,612)	14,958	(9,044)	(120,834)	113,454	570,580
Other comprehensive income (loss)	1,048	—	34,505	(28,993)	—	—	39,930	46,490
Exchange differences	—	—	—	—	—	—	1,041,083	1,041,083
As at December 31, 2020	3,503,692	60,209	996,530	200,461	399,537	(2,318,998)	2,372,324	5,213,755
Credited / (charged) to the profit for the year	565,197	101,836	93,396	(12,737)	(433,371)	(163,890)	(1,642,143)	(1,491,712)
Other comprehensive income (loss)	—	—	—	(27,642)	—	(147)	20,035	(7,754)
Recognized in equity	5,878	—	68	—	—	—	4,267	10,213
Business combination (Note 9.3)	44	—	(10,129)	—	(19,513)	—	—	(29,598)
Exchange differences	—	—	—	—	—	—	1,213,324	1,213,324
As at December 31, 2021	4,074,811	162,045	1,079,865	160,082	53,347	(2,483,035)	1,967,807	4,908,228

Liabilities	Effects on the formation of joint ventures	Intangible assets	Unrealized gains on derivatives	Leases	Fair value adjustment	Other	Total
At January 1, 2020	(1,135,036)	(3,663,085)	(923,672)	(36,346)	174,597	(248,060)	(5,831,602)
Credited / (charged) to the profit for the year	—	59,517	(1,282,808)	10,667	351,405	(311,745)	(1,172,964)
Other comprehensive income (loss)	—	—	264	220	—	(34)	450
Business combination	—	—	—	—	—	(530)	(530)
As at December 31, 2020	(1,135,036)	(3,603,568)	(2,206,216)	(25,459)	526,002	(560,369)	(7,004,646)
Credited / (charged) to the profit for the year	466,528	51,732	1,063,297	456,858	(653,320)	126,479	450
Other comprehensive income (loss)	—	—	108,546	230	—	(127,076)	(18,300)
Business combination (Note 9.3)	—	—	—	—	—	(163,284)	(163,284)
As at December 31, 2021	(668,508)	(3,551,836)	(1,034,373)	(431,629)	127,318	(724,250)	(5,674,656)
Total deferred taxes recorded							(766,428)

The Company evaluated the period for offsetting its deferred tax assets on tax losses, negative basis of social contribution and temporary differences through the projection of its taxable income. In the year ended December 31, 2021, the Company continued to monitor the observed impacts of the COVID-19 pandemic and evaluated the impacts of the increase in interest rates and judged that the potential effects should not affect the medium and long-term projections to point of harming the realization of balances. The results projected by the Company generate the following expected realization on December 31, 2021:

December 31, 2021
Within 1 year	266,609
From 1 to 2 years	277,527
From 2 to 3 years	322,779
From 3 to 4 years	329,506
From 4 to 5 years	350,582
From 5 to 8 years	976,496
From 8 to 10 years	528,129
3,051,628